Goodwill And Other Intangible Assets (Summary Of Changes In Carrying Amount Of Goodwill, By Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Beginning balance	$ 69,273	$ 69,773
Goodwill acquired	367	305
Held for sale		(799)
Other	52	(6)
Ending balance	69,692	69,273
Wireless [Member]
Segment Reporting Information [Line Items]
Beginning balance	36,106	35,803
Goodwill acquired	367	305
Held for sale		0
Other	(4)	(2)
Ending balance	36,469	36,106
Wireline [Member]
Segment Reporting Information [Line Items]
Beginning balance	33,167	33,970
Goodwill acquired	0	0
Held for sale		(799)
Other	56	(4)
Ending balance	$ 33,223	$ 33,167